JPMorgan SmartRetirement® 2020 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.0%
Fixed Income — 49.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	41,126	419,067
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,375	138,919
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,950	24,529
JPMorgan High Yield Fund Class R6 Shares (a)	10,918	70,205
Total Fixed Income		652,720
International Equity — 5.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	335	10,200
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	923	14,638
JPMorgan International Equity Fund Class R6 Shares (a)	2,043	41,011
Total International Equity		65,849
U.S. Equity — 20.0%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	127	7,283
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	317	7,049
JPMorgan Small Cap Value Fund Class R6 Shares (a)	230	6,547
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,184	123,066
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,008	122,888
Total U.S. Equity		266,833
Total Investment Companies (Cost $881,187)		985,402
Exchange-Traded Funds — 21.7%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	31	2,737
JPMorgan Realty Income ETF (a)	186	8,157
Total Alternative Assets		10,894
Fixed Income — 6.5%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	388	17,934
JPMorgan Inflation Managed Bond ETF (a)	1,460	68,403
Total Fixed Income		86,337
International Equity — 7.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	676	24,775
JPMorgan International Research Enhanced Equity ETF (a)	1,217	76,203
Total International Equity		100,978
International Funds — 4.0%
JPMorgan Global Select Equity ETF (a)	922	52,943
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	406	37,519
Total Exchange-Traded Funds (Cost $251,008)		288,671
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Notes 4.13%, 1/31/2025 (Cost $402)	405	402

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $52,152)	52,152	52,152
Total Investments — 99.6% (Cost $1,184,749)		1,326,627
Other Assets Less Liabilities — 0.4%		5,300
NET ASSETS — 100.0%		1,331,927

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$288,671	$—	$—	$288,671
Investment Companies	985,402	—	—	985,402
U.S. Treasury Obligations	—	402	—	402

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$52,152	$—	$—	$52,152
Total Investments in Securities	$1,326,225	$402	$—	$1,326,627
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$16,516	$12,351	$4,800	$(670)	$1,378	$24,775	676	$411	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3,572	34	1,032	(31)	194	2,737	31	79	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	20,738	—	20,684	(238)	184	—	—	467	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	46,407	1,711	16,870	2,950	3,321	37,519	406	434	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,360	17,054	1,616	(264)	400	17,934	388	188	—
JPMorgan Core Bond Fund Class R6 Shares (a)	536,512	28,116	144,438	(18,983)	17,860	419,067	41,126	12,969	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	169,260	5,710	35,759	(4,155)	3,863	138,919	19,375	4,996	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,001	23,029	—	—	499	24,529	3,950	222	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	17,062	1,081	7,775	3,356	(3,524)	10,200	335	274	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	19,309	1,775	6,833	(2,705)	3,092	14,638	923	499	—
JPMorgan Global Select Equity ETF (a)	—	54,404	9,397	555	7,381	52,943	922	99	—
JPMorgan High Yield Fund Class R6 Shares (a)	83,858	35,684	52,845	(3,298)	6,806	70,205	10,918	4,980	—
JPMorgan Inflation Managed Bond ETF (a)	61,950	20,647	15,017	(659)	1,482	68,403	1,460	1,388	—
JPMorgan International Equity Fund Class R6 Shares (a)	66,957	1,178	29,657	9,047	(6,514)	41,011	2,043	1,177	—
JPMorgan International Research Enhanced Equity ETF (a)	119,828	2,520	53,678	3,645	3,888	76,203	1,217	2,918	—
JPMorgan Realty Income ETF (a)	10,530	91	2,822	801	(443)	8,157	186	193	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,911	2,402	15,624	3,133	(2,539)	7,283	127	192	572
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	9,967	680	4,551	(110)	1,063	7,049	317	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	9,886	473	4,933	961	160	6,547	230	123	13
JPMorgan U.S. Equity Fund Class R6 Shares (a)	164,072	2,488	66,104	30,503	(7,893)	123,066	5,184	1,003	1,485

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$76,598	$301,217	$325,663	$—	$—	$52,152	52,152	$2,810	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	164,447	1,418	65,698	3,636	19,085	122,888	3,008	1,251	167
Total	$1,620,741	$514,063	$885,796	$27,474	$49,743	$1,326,225		$36,673	$2,237

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.